Mar. 01, 2017

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectuses and

Statement of Additional Information

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Transamerica Core Bond

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.43%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total annual fund operating expenses	0.46%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Core Bond:

1 year	3 years	5 years	10 years
$47	$148	$258	$579

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Transamerica Developing Markets Equity

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	1.06%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses	1.21%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Developing Markets Equity:

1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

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Transamerica International Equity Opportunities

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.88%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.95%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica International Equity Opportunities:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

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Investors Should Retain this Supplement for Future Reference

August 1, 2017